PROVISIONS AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contingent liabilities
Contingent liability on legal proceedings	R$ 58,742,688	R$ 48,157,994
Labor
Contingent liabilities
Contingent liability on legal proceedings	3,473,210	4,500,051
Tax
Contingent liabilities
Contingent liability on legal proceedings	8,755,786	8,818,294
Civil
Contingent liabilities
Contingent liability on legal proceedings	R$ 46,513,692	R$ 34,839,649